GENERAL (Schedule of Fair Values of the Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Nov. 14, 2016	Mar. 22, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Other receivables and prepaid expenses	$ 3,734			$ 3,893
Goodwill	1,284,710			651,112	$ 659,657
Accrued expenses and other liabilities	$ (3,077)			$ (12,698)
inContact [Member]
Business Acquisition [Line Items]
Cash		$ 37,136
Short term investments		26,714
Trade receivables		40,667
Other receivables and prepaid expenses		10,235
Property and equipment		28,554
Identified intangibles		538,000
Goodwill		559,372
Total assets acquired		1,240,678
Trade payables		(16,337)
Accrued expenses and other liabilities		(22,802)
Deferred revenue		(3,967)
Deferred tax liabilities, net		(147,518)
Total liabilities assumed		(190,624)
Net assets acquired		$ 1,050,054
Nexidia [Member]
Business Acquisition [Line Items]
Cash			$ 1,879
Trade receivables			8,300
Other receivables and prepaid expenses			4,892
Property and equipment			2,774
Identified intangibles			63,400
Goodwill			75,647
Total assets acquired			156,892
Trade payables			(1,556)
Accrued expenses and other liabilities			(6,371)
Deferred revenue			(9,341)
Deferred tax liabilities, net			(4,474)
Total liabilities assumed			(21,742)
Net assets acquired			$ 135,150